Subsequent events - Conversion and Amendment of Convertible Debenture (Details)		3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Nov. 22, 2019 USD ($)	Aug. 13, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item shares	Jun. 30, 2020 USD ($) item shares	Apr. 14, 2021 $ / shares	Nov. 13, 2020 USD ($) $ / shares	Sep. 15, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($)	Jul. 17, 2020 USD ($)	Jun. 19, 2020 USD ($) $ / shares
Subsequent events
Conversion of principal due and accrued and unpaid interest of convertible debenture			$ 2,084,904
Shares issued upon conversion of debenture | shares				3,084,081	827,057
Conversion floor price (in dollars per share) | $ / shares						$ 0.80
Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Number of convertible debentures | item				3	3
Maturity term	12 months			12 months	12 months
Aggregate principal amount	$ 5,000,000		$ 5,000,000	$ 5,000,000	$ 5,000,000
Interest rate (as a percent)	5.00%
Principal amount of debt whose floor price is amended							$ 600,000
Convertible Debentures issued on November 22, 2019
Subsequent events
Aggregate principal amount	$ 2,000,000
Shares issued upon conversion of debenture | shares		1,847,167	2,063,971
Conversion floor price (in dollars per share) | $ / shares											$ 1.00
Closing of Convertible Debenture
Subsequent events
Aggregate principal amount							$ 300,000		$ 300,000	$ 700,000	$ 700,000
Interest rate (as a percent)							5.00%
Principal amount of debt whose floor price is amended											$ 2,000,000
Subsequent events
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 3.00	$ 1.00
Principal amount of debt whose floor price is amended							$ 200,000	$ 1,400,000
Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 3.00
Principal amount of debt whose floor price is amended							$ 200,000
Subsequent events | Convertible Debentures issued on November 22, 2019
Subsequent events
Conversion of principal due and accrued and unpaid interest of convertible debenture		$ 2,062,191
Shares issued upon conversion of debenture | shares		1,847,167
Conversion floor price (in dollars per share) | $ / shares								$ 1.00
Principal amount of debt whose floor price is amended								$ 1,400,000
Subsequent events | Convertible Debentures two and three
Subsequent events
Conversion floor price (in dollars per share) | $ / shares								$ 3.00
Minimum | Subsequent events
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 1.00
Minimum | Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 1.00